Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Trade and Other Receivables

	2015 $	2014 $
Trade receivables	1,701	838
Leasehold incentives receivable	1,554	3,158
Unbilled revenues	1,075	704
Refundable tax credits	754	1,959
Sales tax receivable	572	499
Other receivables	433	69
	6,089	7,227